INVENTORY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Inventory Abstract
Finished goods	$ 178	$ 1,227	$ 0
Inventory expense	$ 13,057	$ 14,408	$ 31,914